BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash held by related party	$ 76,612	$ 113,602
Prepaid expenses and deposits	8,748	8,416
Total current assets	85,360	122,018
Total assets	85,360	122,018
Current liabilities
Accounts payable and accrued liabilities	16,980	23,480
Due to related parties, non-interest bearing	$ 254,629	$ 218,629
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 271,609	$ 242,109
Stockholders' equity
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(4,380,328)	(4,314,170)
Total stockholders' equity	(186,249)	(120,091)
Total liabilities and stockholders' equity	$ 85,360	$ 122,018